Lease	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease
Lease

Note 13 – Lease

On June 17, 2013, the Company entered into a lease agreement for office, warehouse, storage, and distribution space in the United States with a five year term, commencing on November 1, 2013 and expiring on October 31, 2018. The lease agreement also provided an option to extend the term for an additional six years. On April 23, 2018, the Company extended the lease for another three years with an expiration date of October 31, 2021. On October 15, 2021, the Company extended the lease for another five years with an expiration date of October 31, 2026. The initial monthly rental payment is $42,000 with an annual 3% increase.

The Company has entered into several lease agreements for office and warehouse space in Commerce, California and showroom space in Las Vegas, Nevada and High Point, North Carolina (see Note 10) on monthly or annual terms.

On July 15, 2019, Nova Malaysia entered into a sublease agreement for warehouse space with a two-year term, expiring on July 14, 2021. The initial monthly rental payment was 20,000 Malaysia Ringgit ($4,232) and was increased to 35,000 Malaysia Ringgit ($7,406) effective August 1, 2020. On July 15, 2021, Nova Malaysia extended the lease for another two years with an expiration date of July 31, 2023. Nova Malaysia did not extend this lease after July 31, 2023.

On October 29, 2019, Nova Malaysia entered into a lease agreement for a showroom with a two-year term, commencing on December 1, 2019 and expiring on November 30, 2021. On November 26, 2021, Nova Malaysia extended the lease to November 30, 2022 with an option for renewal for another term of 24 months. On October 4, 2022, Nova Malaysia renewed the lease for two years to November 30, 2024. The monthly rental payment is 9,280 Malaysia Ringgit. Nova Malaysia did not extend the lease agreement after November 30, 2024 and Nova Malaysia leases the showroom on month-to-month basis.

On August 20, 2020, Nova Malaysia entered into a sublease agreement for an office and service center with a two-year term, commencing on September 1, 2020 and expiring on August 31, 2022. On July 29, 2022, Nova Malaysia extended the lease for another two years with an expiration date of August 31, 2024. The monthly rental payment is 30,000 Malaysia Ringgit. Nova Malaysia did not extend the lease after August 31, 2024.

On August 31, 2022, the Company entered into an auto lease agreement with an unrelated auto dealership with a three-year term. The lease commencement date was August 31, 2022. The required rental payment is $1,902 monthly, with payments due on the 30th day of each month, and expiring on July 31, 2025.

On November 8, 2024, the Company entered into an auto lease agreement with an unrelated auto dealership with a three-year term. The lease commencement date was December 23, 2024. The required rental payment is $1,849 monthly, with payments due on the 23rd day of each month, and expiring on November 23, 2027.

On December 9, 2024, Nova Malaysia entered into an agreement for a warehouse with a two-year term, commencing on November 15, 2024 and expiring on November 14, 2026. The lease agreement also provided an option to extend the term for an additional two years. The monthly rental payment is 19,200 Malaysia Ringgit.

Operating lease expense for the six and three months ended June 30, 2025 and 2024 was as follows:

	Six Months Ended June 30,		Three Months Ended June 30,
	2025	2024	2025	2024

Operating lease cost – straight line	$375,157	$366,327	192,719	183,138

The following is a schedule, by years, of maturities of operating lease liabilities as of June 30:

Operating Leases
2025	$379,690
2026	653,567
2027	54,747
2028	45,623
Thereafter	-
Total undiscounted cash flows	1,133,627
Less: imputed interest	(30,223)
Present value of lease liabilities	1,103,404

Lease Term and Discount Rate

June 30, 2025
Weighted-average remaining lease term – years
Operating leases – USA	1.34
Operating leases – Malaysia	3.30

Weighted-average discount rate (%)
Operating leases – USA	3.36
Operating leases – Malaysia	2.78

Supplemental cash flow information related to leases where the Company was the lessee for the six months ended June 30, 2025 and 2024 was as follows:

	2025	2024

Operating cash outflows from operating leases	$375,157	$366,052

Finance lease expense for the six and three months ended June 30, 2025 and 2024 was as follows:

	Six Months Ended June 30,		Three Months Ended June 30,
	2025	2024	2025	2024

Finance lease cost – straight line	$22,503	$22,503	11,251	11,251

The following is a schedule, by years, of maturities of finance lease liabilities as of June 30:

Operating Leases
2025	$12,991
2026	22,180
2027	20,332
Thereafter	-
Total undiscounted cash flows	55,503
Less: imputed interest	(3,277)
Present value of lease liabilities	52,226

Lease Term and Discount Rate

June 30, 2025
Weighted-average remaining lease term – years
Finance leases – USA	2.32

Weighted-average discount rate (%)
Operating leases – USA	5.52

Supplemental cash flow information related to leases where the Company was the lessee for the six months ended June 30, 2025 and 2024 was as follows:

	2025	2024

Operating cash outflows from finance leases	$22,503	$22,503

Note 14 – Lease

On June 17, 2013, the Company entered into a lease agreement for office, warehouse, storage, and distribution space in the United States with a five year term, commencing on November 1, 2013 and expiring on October 31, 2018. The lease agreement also provided an option to extend the term for an additional six years. On April 23, 2018, the Company extended the lease for another three years with an expiration date of October 31, 2021. On October 15, 2021, the Company extended the lease for another five years with an expiration date of October 31, 2026. The initial monthly rental payment is $42,000 with an annual 3% increase.

The Company has entered into several lease agreements for office and warehouse space in Commerce, California and showroom space in Las Vegas, Nevada and High Point, North Carolina (see Note 11) on monthly or annual terms.

On July 15, 2019, Nova Malaysia entered into a sublease agreement for warehouse space with a two-year term, expiring on July 14, 2021. The initial monthly rental payment was 20,000 Malaysia Ringgit ($4,232) and was increased to 35,000 Malaysia Ringgit ($7,406) effective August 1, 2020. On July 15, 2021, Nova Malaysia extended the lease for another two years with an expiration date of July 31, 2023. Nova Malaysia did not extend this lease after July 31, 2023.

On October 29, 2019, Nova Malaysia entered into a lease agreement for a showroom with a two-year term, commencing on December 1, 2019 and expiring on November 30, 2021. On November 26, 2021, Nova Malaysia extended the lease to November 30, 2022 with an option for renewal for another term of 24 months. On October 4, 2022, Nova Malaysia renewed the lease for two years to November 30, 2024. The monthly rental payment is 9,280 Malaysia Ringgit ($). Nova Malaysia did not extend the lease after November 30, 2024. Nova Malaysia leased the showroom in month-to-month basis.

On August 20, 2020, Nova Malaysia entered into a sublease agreement for an office and service center with a two-year term, commencing on September 1, 2020 and expiring on August 31, 2022. On July 29, 2022, Nova Malaysia extended the lease for another two years with an expiration date of August 31, 2024. The monthly rental payment is 30,000 Malaysia Ringgit ($). Nova Malaysia did not extend the lease after August 31, 2024.

On December 9, 2024, Nova Malaysia entered into an agreement for a warehouse with a two-year term, commencing on November 15, 2024 and expiring on November 14, 2026. The lease agreement also provided an option to extend the term for an additional two years. The monthly rental payment is 19,200 Malaysia Ringgit ($).

Operating lease expense for the years ended December 31, 2024 and 2023 was as follows:

	2024	2023

Operating lease cost – straight line	$802,044	$831,262

The following is a schedule, by years, of maturities of operating lease liabilities as of December 31,2024:

Operating Leases
2025	$788,186
2026	672,549
2027	71,881
2028	42,958
Thereafter	1,575,574
Total undiscounted cash flows
Less: imputed interest	(55,645)
Present value of lease liabilities	1,519,929

Lease Term and Discount Rate

December 31, 2024
Weighted-average remaining lease term – years
Operating leases – USA	1.87
Operating leases – Malaysia	3.79

Weighted-average discount rate (%)
Operating leases – USA	3.49
Operating leases – Malaysia	2.78

Supplemental cash flow information related to leases where the Company was the lessee for the year ended December 31, 2024 and 2023 was as follows:

	2024	2023

Operating cash outflows from operating leases	$810,960	$814,230